Supplementary Financial Statements Information (Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Receivables from the government of Israel:
Value added tax authorities	$ 140	$ 185
Prepaid expenses	80	132
Accrued income from related parties		204
Assets held for severance benefits	241
Other		46
Other current assets	$ 461	$ 567